Equity Method Investment	12 Months Ended
Dec. 31, 2011
Equity Method Investment

8. Equity Method Investment

The Company’s equity method investment balance is comprised of the following at December 31 :

	2010		2011
	(In millions of Korean Won)
Animation Production Committee	(Won)	—	(Won)	—
Online Game Revolution Fund No. 1		838		838
Gravity EU SAS		—		254
Ingamba LLC		498		352

Total equity method investments	(Won)	1,336	(Won)	1,444

The Company’s equity income (loss) on investments is comprised of the following for the years ended December 31 :

	2009		2010		2011
	(In millions of Korean Won)
Animation Production Committee	(Won)	—	(Won)	—	(Won)	—
Online Game Revolution Fund No. 1		(1,424)		(358)		(38)
Gravity EU SAS		—		—		(70)
Ingamba LLC		—		13		(134)

Total equity loss on investments	(Won)	(1,424)	(Won)	(345)	(Won)	(242)

Animation Production Committee

In April 2004, the Company’s subsidiary, Gravity Entertainment Corp., invested ¥123 million ((Won)1,358 million) for a 30% interest in “Animation Production Committee,” a joint venture, which was incorporated in Japan to produce an animation of Ragnarok. The investment was accounted for under the equity method of accounting. In 2006, the Company discontinued applying equity method as the investment was reduced to zero. The Company does not have contractual obligation to fund the further losses of joint venture.

Online Game Revolution Fund No. 1

In 2005, the Company entered into a limited liability partnership agreement to invest the committed amount of ¥1,000 million ((Won)8,713 million) in Online Game Revolution Fund No. 1, a limited liability partnership (the “Partnership”). In 2005, 2006, 2008 and 2009, the Company invested ¥100 million ((Won)869 million), ¥150 million ((Won)1,245 million), ¥642 million ((Won)6,054 million) and ¥18 million ((Won)229 million), respectively. As of December 31, 2011, the Company, SoftBank Corp. and GungHo Online Entertainment, Inc. (“GungHo”) have interests of 16.39%, 49.18% and 8.20%, respectively, in Online Game Revolution Fund No. 1. The Company has 16.39% interest in the Partnership as a limited partner, and cannot significantly influence over the Partnership’s operation and financial policies per the limited liability partnership agreement. However, the Company accounts for the investment under equity method of accounting in accordance with ASC 323, Investment- Equity Method and Joint Ventures, which requires the use of the equity method unless the investors’ interest is so minor that the limited partner may have virtually no influence over the Partnership’s operating and financial policies. The Company recorded as equity loss of the Partnership amounting to (Won)1,424 million, (Won)358 million and (Won)38 million in 2009, 2010 and 2011, respectively.

Summarized financial information of the Partnership at December 31, 2010 and 2011 is as follows:

Balance Sheets

	2010		2011
	(In millions of Korean Won)
Current assets	(Won)	4,296	(Won)	4,646
Noncurrent assets		1,863		1,980

Total Assets		6,159		6,626

Current liabilities		28		429
Noncurrent liabilities		1,018		1,082
Shareholders’ equity		5,113		5,115
Percentage of ownership in equity investees		16.39%		16.39%

Investment in equity investees at cost plus equity undistributed earnings since acquisition	(Won)	838	(Won)	838

Statements of operations

	2009		2010		2011
	(In millions of Korean Won)
Revenues	(Won)	1,795	(Won)	2,180	(Won)	—

Cost and expense		10,483		9,856		300
Operating loss		8,688		7,676		300
Other income, net		—		5,492		—

Loss before income taxes		8,688		2,184		300
Income tax expense		—		—		—

Net Loss		8,688		2,184		300
Percentage of ownership in equity investees		16.39%		16.39%		16.39%

Equity in net loss of equity method investees		1,424		358		49
Income tax effect		—		—		(11)

Equity in net loss of equity method investees, net of tax	(Won)	1,424	(Won)	358	(Won)	38

This Partnership is operated in Japan and the objective of the Partnership is to invest in business relating to online games for the benefit of all the partners. The Partnership had invested in eight games since its operation.

On December 31, 2010, the term of the Partnership expired and it is under liquidation. The liquidation process was not consummated due to the delay in selling certain games that the Partnership had invested. The Company is expecting that the Partnership will be able to distribute the remaining disposable assets including cash of (Won)4,544 million and receivables from selling the games upon dissolution. The Partnership did not have any debt outstanding at December 31, 2011. Therefore, the Company has estimated that the Company’s share of such liquidation proceeds will be at least equal to the Company’s carrying value of its investment in the Partnership at December 31, 2011.

Ingamba LLC

In June 2010, the Company invested Russian Ruble 13 million ((Won)502 million), which represents 25% of Ingamba LLC.’s total capital, in order to distribute the Company’s games in Russia. The investment in Ingamba LLC. was accounted for as an equity method investment. The Company recorded as equity gain on investments amounting to (Won)13 million in 2010 and equity loss on investments amounting to (Won)134 million in 2011.

Gravity EU SAS

In 2011, Gravity EU SASU issued new shares to new investors and the Company and then transformed into a joint venture named Gravity EU SAS. Due to a dilution of the Company’s interest in Gravity EU SAS, the Company’s ownership of the investee decreased from 100% to 25%. Gravity EU SAS was excluded from the consolidation as of December 31, 2011 since the Company lost control over it. Upon deconsolidation, the Company recorded its retained interest in Gravity EU SAS at fair value at the date of deconsolidation. As a result, a gain on loss of control in a subsidiary of (Won)548 million was recognized in the consolidated statements of operations. And the entire accumulated other comprehensive income balance that relates to EU SASU was recognized as a part of the gain. Gravity EU SAS was accounted for by using an equity method since August 2011 and equity loss on investments amounting to (Won)70 million was recognized in 2011.